Level 4 Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 04, 2013
Income Taxes [Line Items]
Deferred tax assets, gross								$ 101,900,000
Deferred tax liabilities, gross								33,200,000
Deferred tax assets, pensions								69,800,000
Deferred tax liabilities, property and equipment								27,400,000
Deferred tax assets, other employee benefits								18,000,000
Income Taxes Paid, Net			12,700,000	200,000	200,000	300,000	200,000
Income Tax Rate Reconciliation [Abstract]
Income before income taxes	17,209,000	15,125,000	36,938,000	16,854,000	41,803,000	(46,123,000)	(32,997,000)
Statutory U.S. income tax rate	35.00%		35.00%		38.00%
Statutory tax provision			12,928,000
State taxes			1,231,000
Other			197,000
Effective income tax rate excluding discrete item			(147.00%)		1.00%
Recognition of beginning deferred tax balances			(68,666,000)
Income tax provision (benefit)	6,797,000	78,000	(54,310,000)	139,000	307,000	240,000	300,000
Current income tax provision (benefit) [Abstract]
Federal			10,208,000
State			1,796,000
Foreign			0
Total current			12,004,000
Deferred income tax provision (benefit) [Abstract]
Federal			(60,745,000)
State			(5,569,000)
Foreign			0
Total deferred			(66,314,000)	0
Income tax provision (benefit)	6,797,000	78,000	(54,310,000)	139,000	307,000	240,000	300,000
Income tax expense, excluding discrete items [Member]
Income Tax Rate Reconciliation [Abstract]
Effective income tax rate excluding discrete item	39.50%		38.90%
Income tax provision (benefit)	6,800,000		14,356,000
Deferred income tax provision (benefit) [Abstract]
Income tax provision (benefit)	6,800,000		14,356,000
Capital loss carryforward [Member]
Income Taxes [Line Items]
Capital loss carryforwards, valuation allowance	$ 6,100,000		$ 6,100,000